Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 87,431	$ 127,898
Investments	156,531	101,092
Trade receivables, net	124,570	113,107
Unbilled revenue	107,777	99,785
Funds held for clients	6,853	9,411
Derivative assets	5,847	6,373
Contract assets	11,949	12,572
Prepayments and other current assets	30,410	33,851
Total current assets	531,368	504,089
Non-current assets:
Goodwill	356,350	353,645
Intangible assets	124,369	179,220
Property and equipment	73,740	62,437
Right-of-use assets	163,623	175,474
Derivative assets	1,914	2,681
Deferred tax assets	49,186	46,675
Investments	313	75,948
Contract assets	52,849	54,670
Other non-current assets	59,048	49,609
Total non-current assets	881,392	1,000,359
TOTAL ASSETS	1,412,760	1,504,448
Current liabilities:
Trade payables	24,971	25,397
Provisions and accrued expenses	31,180	41,761
Derivative liabilities	3,968	7,505
Pension and other employee obligations	105,352	107,881
Short-term line of credit	40,000
Current portion of long-term debt	36,675	36,118
Contract liabilities	12,902	15,705
Current taxes payable	8,302	2,178
Lease liabilities	28,094	26,635
Other liabilities	19,853	40,662
Total current liabilities	311,297	303,842
Non-current liabilities:
Derivative liabilities	558	2,413
Pension and other employee obligations	24,642	19,504
Long-term debt	102,529	137,288
Contract liabilities	12,625	9,748
Lease liabilities	162,051	172,347
Other non-current liabilities	13,898	20,844
Deferred tax liabilities	19,432	37,326
Total non-current liabilities	335,735	399,470
TOTAL LIABILITIES	647,032	703,312
Shareholders' equity:
Share capital (ordinary shares $0.16 (£0.10) par value, authorized 60,000,000 shares; issued: 45,684,145 shares and 48,360,817 shares; each as at March 31, 2024 and March 31, 2023, respectively)	7,349	7,690
Share premium	2,400	81,110
Retained earnings	1,003,987	951,601
Other reserves	6,129	6,765
Other components of equity	(254,137)	(246,030)
Total shareholders' equity	765,728	801,136
TOTAL LIABILITIES AND EQUITY	$ 1,412,760	$ 1,504,448